S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 10, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•   directors should not improperly fetter the exercise of future discretion;

•   duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the other entities to which our officers and directors currently have fiduciary duties:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Andrew A. McKnight	Fortress Investment Group LLC	Investments	Co-Chief Executive Officer and Managing Director
	MP Materials Corp.	Rare earth materials	Director
Andrew Stroud	Fortress Investment Group LLC	Investments	Managing Director
Micah Kaplan	Fortress Investment Group LLC	Investments	Managing Director
	Petmate Parent, LLC	Consumer pet products	Board Member
John Konawalik	Fortress Investment Group LLC	Investments	Chief Accounting Officer
Tripp Jones	Uncork Capital, Inc.	Investments	General Partner
	Sunnyside	Technology	Director
	Ubiquitous	Marketing	Director
Name of Individual	Entity Name	Entity’s Business	Affiliation
	LiquiDonate	Business-to-business services	Director
	DubClub	Gaming	Director
	Brand.AI	Digital Assets	Director
	Hallow	Technology	Board Observer